Note 4 - Leases - Maturities of Operating and Finance Lease (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Fiscal 2026, operating lease	$ 363
Fiscal 2027, operating lease	371
Fiscal 2028, operating lease	324
Fiscal 2029, operating lease	303
Fiscal 2030 and beyond, operating lease	4,740
Operating lease, Total undiscounted lease payments	6,101
Operating lease, Less: imputed interest	(3,189)
Present value of lease liability, operating lease	$ 2,912